Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 381,042	$ 337,092
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	50,578	39,186
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	301,343	268,089
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	12,174	12,907
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	15,775	14,565
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	194	196
Other commitments to extend credit [Member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 978	$ 2,149